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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR/A

                               FORM 13F COVER PAGE
THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FOR THE QUARTER ENDING DECEMBER 31, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Report for the Calendar Year of Quarter Ended:   DECEMBER 31, 2003
                                                 -----------------


Check here if Amendment [ X ]; Amendment Number:              1
                                                 --------------
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [ X ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         REDSKY PARTNERS, LLC
Address:      800 NICOLLET MALL
              25TH FLOOR
              MINNEAPOLIS, MN 55402


Form 13F File Number: 28-10435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         GREGG D. GROECHEL
Title:        MANAGING MEMBER
Phone:        612-659-4412

Signature, Place, and Date of Signing:

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
         /S/ GREGG D. GROECHEL                  MINNEAPOLIS, MINNESOTA                   DECEMBER 6, 2004
         ---------------------                  ----------------------                   ----------------
             [Signature]                             [City, State]                            [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          3
                                                 -

Form 13F Information Table Value Total:          $41,710
                                                 ---------
                                                 (thousands)


List of Other Included Managers:                  NONE
                                                  ----


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                   RED SKY 13F INFORMATION TABLE FOR QUARTER ENDING 12/31/03

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
Issuer                                               Type                        Cusip          Value x 1000   Shares
                                                                                                               Prn Amt

ARGOSY GAMING CO                                     OPTIONS - CALLS               040228908            18,713        720,000
MILLENIUM CHEMICALS INC                              OPTIONS - CALLS               599903901             5,072        400,000
SURMODICS INC                                        OPTIONS - CALLS               868873900            17,925        750,000

                                                                                                        41,710



Issuer                            SH/PRN       Put/Call    Investment    Other         Voting           Voting       Voting
                                                           Discretion    Managers      Authority        Authority    Authority
                                                                                       Sole             Shared       None
ARGOSY GAMING CO                  SH           CALL        SOLE                                 720,000            0            0
MILLENIUM CHEMICALS INC           SH           CALL        SOLE                                 400,000            0            0
SURMODICS INC                     SH           CALL        SOLE                                 750,000            0            0




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